Income Taxes - Tax Rate Reconciliation Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction Line Items
Income before income taxes	$ 170,026	[1]	$ 239,011	[1]	$ 178,450	[1]
Statutory tax rate	0.00%		0.00%		0.00%
Adjustments resulting from:
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	1,258		664		300
Total income tax expense	20,715	[1]	32,150	[1]	21,517	[1]
Effective tax rate	12.00%		13.00%		12.00%
Pre Acquisition From Parent [Member]
Adjustments resulting from:
Federal taxes on income attributable to Partnership assets pre-acquisition	17,251		29,502		20,534
State taxes on income attributable to Partnership assets pre-acquisition (net of federal benefit) Texas margin tax expense (benefit)	$ 2,206		$ 1,984		$ 683

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.